PRIVATE PLACEMENT (Details) - Novus Capital Corp [Member]	10 Months Ended
Dec. 31, 2020 $ / shares shares
Related Party Transaction
Number of warrants to purchase shares issued	3,250,000
Price of warrants | $ / shares	$ 1.00
Sponsors and/or their designees
Related Party Transaction
Number of warrants to purchase shares issued	2,750,000
EarlyBirdCapital and/or its designees
Related Party Transaction
Number of warrants to purchase shares issued	500,000